Fair Value Measurements and Hierarchy - Option Pricing (Details) - Private Placement Warrants - Level 3	Mar. 31, 2023 $ / shares USD ($)	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 Y	Dec. 31, 2021 Y $ / shares
Volatility
Warrants
Warrants, measurement input	73.0	0.550				0.60
Risk-free interest rate
Warrants
Warrants, measurement input	3.8	0.0410				0.0126
Exercise price
Warrants
Warrants, measurement input	11.50		11.50			11.50
Expected term
Warrants
Warrants, measurement input	3.7			3.9	3.9	4.9